Investments in Affiliate Companies and Available-for-Sale Securities (Details Narrative) $ in Thousands		3 Months Ended		6 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Jan. 04, 2021 shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Aug. 25, 2021 shares	Oct. 15, 2021 shares	Dec. 31, 2021 USD ($) shares
Investments in affiliate companies		$ 148,384		$ 148,384				$ 125,744
Equity in net earnings of affiliated companies		13,160	$ 12,854	22,958	$ 40,594
Investment in available-for-sale-securities		$ 220		$ 220				$ 219
Navios Acquisition [Member] | Navios Acquisition's Ship Mortgage Notes [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares						44,117,647
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate						8.125%
Debt Instrument, Maturity Date						Sep. 25, 2021
Navios Partners [Member]
Equity Method Investment, Ownership Percentage		10.30%		10.30%				10.30%
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		$ 54,479		$ 54,479				$ 56,351
Investments in affiliate companies		148,384		148,384				125,744
Equity in net earnings of affiliated companies		13,160	9,125	22,958	38,322
Dividends received		159	128	318	232
Market value of the investment		$ 73,214		$ 73,214
Navios Partners [Member] | Upon NMCI and NNA Merger [Member]
Partners' Capital Account, Units | shares		3,183,199		3,183,199
Equity Method Investment, Ownership Percentage		10.30%		10.30%
Navios Acquisition [Member]
Equity in net earnings of affiliated companies		$ 0	3,739	$ 0	1,686
Dividends received				0	243
Shares conversion rate							0.1275
Partners' Capital Account, Units, Acquisitions | shares							3,388,226
Navios Containers [Member]
Equity in net earnings of affiliated companies				0	596
AFS Securities [Member]
Investment in available-for-sale-securities		220		220				$ 219
Available-for-sale Equity Securities, Gross Unrealized Gain		$ 57	$ 101	$ 2	$ 142
Navios Containers [Member] | Navios Partners [Member] | NMCI Merger [Member]
Shares conversion rate	0.39
Common units issued | shares	8,133,452
Navios Holdings [Member] | Navios Partners [Member]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest				2.00%
Navios Partners [Member] | Continuous Offering Program Sales Agreement [Member] | General Partner [Member]
Partners' Capital Account, Units, Sale of Units | shares				156,895				156,895
Navios Partners [Member] | Common Stock [Member] | Continuous Offering Program Sales Agreement [Member]
Partners' Capital Account, Units, Sale of Units | shares				7,687,730				7,687,730